Trading Derivatives (assets and liabilities) and short positions - Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Financial instruments
FINANCIAL ASSETS HELD FOR TRADING	€ 108,230	€ 92,879	[1]	€ 125,618	€ 125,458
FINANCIAL LIABILITIES HELD FOR TRADING	77,139	70,343	[1]	107,634	107,624
Derivatives
Financial instruments
FINANCIAL LIABILITIES HELD FOR TRADING	63,016	55,341	[1]	57,902	57,892
Derivatives | Interest rate risk
Financial instruments
FINANCIAL LIABILITIES HELD FOR TRADING	40,956	36,487			37,582
Derivatives | Exchange rate risk
Financial instruments
FINANCIAL LIABILITIES HELD FOR TRADING	19,870	17,025			18,014
Derivatives | Price risk
Financial instruments
FINANCIAL LIABILITIES HELD FOR TRADING	1,772	1,673			2,040
Derivatives | Other risks
Financial instruments
FINANCIAL LIABILITIES HELD FOR TRADING	418	156			256
Derivatives
Financial instruments
FINANCIAL ASSETS HELD FOR TRADING	63,397	55,939	[1]	€ 57,243	57,243
Derivatives | Interest rate risk
Financial instruments
FINANCIAL ASSETS HELD FOR TRADING	42,614	36,087			38,030
Derivatives | Exchange rate risk
Financial instruments
FINANCIAL ASSETS HELD FOR TRADING	18,085	16,912			16,320
Derivatives | Price risk
Financial instruments
FINANCIAL ASSETS HELD FOR TRADING	2,329	2,828			2,167
Derivatives | Other risks
Financial instruments
FINANCIAL ASSETS HELD FOR TRADING	€ 369	€ 112			€ 726

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).